Leases (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of Leases Text Block [Abstract]
Schedule of Financial Position Shows the Following Amounts Relating to Leases	The statement of financial position shows the following amounts relating to leases:
	Years Ended June 30,
Right-of-use assets	2023	2022	2021
Right-of-use assets	207,087	115,971	65,495
Lease liabilities
Current	107,177	57,632	27,746
Non-current	103,207	59,857	37,903
	210,384	117,489	65,649

Schedule of Profit or Loss Shows the Following Amounts Relating to Leases	The statement of profit or loss shows the following amounts relating to leases:
	Years Ended June 30,
	2023	2022	2021
Depreciation of right-of-use assets	64,409	36,366	56,707
Interest expense	4,565	2,285	1,299
Expenses relating to short-term leases (included in general and administration expenses)	68,634	79,309	87,131
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)	-	-	-